Income Taxes - Reconciliation of Federal Statutory Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Net state taxes	2.40%	2.60%	2.70%
Property-related items	0.10%	0.20%	0.20%
Effect of income tax settlements			(0.90%)
Tax credits	(0.40%)	(0.40%)	(0.60%)
Company owned life insurance	(2.10%)	(1.30%)	(0.10%)
All other differences		0.10%	(0.10%)
Consolidated effective income tax rate	35.00%	36.20%	36.20%